Net Revenues - Schedule of Net Revenues (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
NET REVENUES
Net revenues	¥ 5,185,822	¥ 97,770,167	$ 14,043,806	¥ 1,338,592	¥ 7,389,371
Portfolio training services
NET REVENUES
Net revenues		63,828,907
Educational travel services
NET REVENUES
Net revenues		10,456,269
Overseas study counselling services
NET REVENUES
Net revenues		8,091,551
Other educational services segment
NET REVENUES
Net revenues		9,045,411
K12 education assessment and other services
NET REVENUES
Net revenues	¥ 5,185,822	¥ 6,348,029		¥ 1,338,592